12. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	As Of December 31,
	2021	2020
Deferred Tax Assets:
Unearned Premium Reserves	$ 2,239,933	$ 1,937,163
SPAE Capitalization	33,713	27,107
STAT & Tax Reserve	671,836	551,919
Total Deferred Tax Assets	$ 2,945,482	$ 2,516,189

Deferred Tax Liabilities:
Insurance Commissions	(5,034,729)	(4,459,805)
Deferred Acquisition Cost Amortization	(1,637,230)	(1,336,728)
GAAP/STAT Premium Tax	(230,665)	(205,280)
Unrealized Loss (Gain) on
Marketable Debt Securities	(2,588,224)	(3,457,325)
Other	(69,944)	(53,948)
Total Deferred Tax Liabilities	(9,560,792)	(9,513,086)
Net Deferred Tax Liability	$ (6,615,310)	$ (6,996,897)